Schedule of Investments (unaudited)
February 29, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 5.3%
AGL Energy Ltd.	46,551	$ 257,061
Aristocrat Leisure Ltd.	246,710	7,495,895
BHP Group Ltd.	889,440	25,496,976
Brambles Ltd.	521,331	5,118,945
Cochlear Ltd.	10,524	2,398,982
Commonwealth Bank of Australia	56,644	4,296,816
CSL Ltd.	41,585	7,741,647
Flight Centre Travel Group Ltd.	158,381	2,208,516
Glencore PLC	432,277	2,055,102
Macquarie Group Ltd.	82,641	10,493,715
National Australia Bank Ltd.	77,152	1,714,250
Northern Star Resources Ltd.	12,133	100,858
Qantas Airways Ltd.(a)	246,541	824,104
QBE Insurance Group Ltd.	8,767	98,672
REA Group Ltd.	13,031	1,648,023
Rio Tinto Ltd.	7,507	604,531
Rio Tinto PLC	57,729	3,703,337
Rocketboots Ltd.(a)(b)	1,389	87
Seven Group Holdings Ltd.	6,699	168,129
Sonic Healthcare Ltd.	61,350	1,190,545
Transurban Group	526,594	4,640,463
Wesfarmers Ltd.	2,562	111,200
Woolworths Group Ltd.	79,332	1,684,027
		84,051,881
Austria — 0.6%
BAWAG Group AG(c)	69,673	3,945,869
Erste Group Bank AG	105,576	4,221,265
OMV AG	18,038	794,862
		8,961,996
Belgium — 0.0%
Sofina SA(b)	2,924	669,244
China — 0.4%
BOC Hong Kong Holdings Ltd.	50,000	131,360
Prosus NV	201,799	5,894,149
		6,025,509
Denmark — 4.6%
DSV A/S	44,332	7,113,093
Genmab A/S(a)	8,882	2,467,599
Novo Nordisk A/S, Class B	418,010	49,896,050
Novozymes A/S, B Shares	107,058	6,038,918
Pandora A/S	42,943	6,944,753
		72,460,413
Finland — 0.2%
Nordea Bank Abp	174,181	2,119,870
UPM-Kymmene Oyj	43,958	1,471,249
		3,591,119
France — 9.3%
Aeroports de Paris SA	8,211	1,117,780
Air Liquide SA	4,837	983,134
Amundi SA(c)	1,144	75,380
Arkema SA	5,662	586,878
AXA SA	396,833	14,128,016
Bureau Veritas SA	66,548	1,933,659
Carrefour SA	397,099	6,671,806
Cie de Saint-Gobain SA	3,624	279,377
Cie Generale des Etablissements Michelin SCA	897	33,195
Credit Agricole SA	1,064,344	14,435,551
Danone SA	21,234	1,354,971
Security	Shares	Value
France (continued)
Dassault Aviation SA	9,132	$ 1,805,347
Dassault Systemes SE	212,338	9,950,394
Eiffage SA	77,989	8,492,854
Elis SA	12,530	286,205
Engie SA	95,782	1,536,956
Eurazeo SE	6,282	531,461
Forvia SE(a)	160,161	2,284,747
Gecina SA	18,684	1,804,720
Getlink SE	76,745	1,310,306
Hermes International SCA	8,759	21,918,018
La Francaise des Jeux SAEM, Class A(c)	3,521	147,538
Legrand SA	17,446	1,766,954
LVMH Moet Hennessy Louis Vuitton SE	12,345	11,267,721
Publicis Groupe SA	2,871	303,768
Rexel SA	71,306	1,830,508
Sanofi SA	44,475	4,239,118
Schneider Electric SE	6,598	1,499,675
SCOR SE	1,285	39,211
TotalEnergies SE	20,487	1,305,825
Ubisoft Entertainment SA(a)	134,502	3,087,408
Vallourec SACA(a)	13,136	199,285
Veolia Environnement SA	308,799	9,572,260
Vinci SA	148,695	19,054,099
Worldline SA(a)(c)	21,700	249,808
		146,083,933
Germany — 9.1%
Allianz SE, Registered Shares	16,014	4,398,333
BASF SE	6,440	328,035
Bayerische Motoren Werke AG	82,344	9,740,320
Beiersdorf AG	13,263	1,901,133
Continental AG	13,191	1,058,120
Deutsche Boerse AG, Registered Shares	30,097	6,300,729
Deutsche Lufthansa AG, Registered Shares(a)	26,520	206,241
Deutsche Post AG, Registered Shares	66,762	3,100,030
Deutsche Telekom AG, Registered Shares	882,561	20,977,585
Evonik Industries AG	57,043	1,052,969
Fresenius Medical Care AG	4,553	174,621
GEA Group AG	785	31,664
Heidelberg Materials AG	6,168	598,906
Henkel AG & Co. KGaA	17,372	1,172,033
Henkel AG & Co. KGaA, Preference Shares, NVS	32,161	2,419,595
Mercedes-Benz Group AG, Class N	190,789	15,203,002
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	4,085	1,901,867
Nemetschek SE	21,021	2,013,785
RWE AG	235,111	7,875,598
SAP SE	174,272	32,657,424
Scout24 SE(c)	23,481	1,707,415
Siemens AG, Registered Shares	146,200	28,943,062
Talanx AG	1,570	112,068
		143,874,535
Hong Kong — 1.8%
AIA Group Ltd.	2,288,200	18,445,608
CK Asset Holdings Ltd.	749,000	3,445,417
Hang Seng Bank Ltd.	4,000	45,577
Jardine Matheson Holdings Ltd.	95,600	4,013,743
Sino Land Co. Ltd.	530,000	570,776
Swire Properties Ltd.	266,600	548,388
Wharf Real Estate Investment Co. Ltd.	482,000	1,605,122
		28,674,631

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
India — 0.0%
AceVector Ltd. (Acquired 05/07/14, cost $804,375)(a)(d)(e)	172,800	$ 86,070
Ireland — 0.4%
James Hardie Industries PLC(a)	73,103	2,891,622
Kerry Group PLC, Class A	37,982	3,335,271
Kingspan Group PLC	3,429	310,081
		6,536,974
Israel — 0.3%
Bank Leumi Le-Israel BM	124,901	1,047,252
Elbit Systems Ltd.	198	44,042
Nice Ltd.(a)(b)	17,182	4,203,683
		5,294,977
Italy — 2.8%
A2A SpA	1,159,172	2,106,912
Amplifon SpA	9,748	325,511
Assicurazioni Generali SpA	93,297	2,212,915
Banco BPM SpA	15,199	88,486
Enel SpA	2,782,019	17,702,135
Eni SpA	29,979	461,630
Ferrari NV	14,923	6,298,454
Intesa Sanpaolo SpA	1,372,452	4,370,449
Mediobanca Banca di Credito Finanziario SpA	49,677	676,704
MFE-MediaForEurope NV, Class A	23	52
MFE-MediaForEurope NV, Class B(b)	2	6
Moncler SpA	8,015	577,936
Poste Italiane SpA(c)	181,090	2,124,068
Recordati Industria Chimica e Farmaceutica SpA	32,880	1,840,783
UniCredit SpA	149,370	5,003,093
		43,789,134
Japan — 24.8%
Advantest Corp.	2,100	98,859
Aeon Co. Ltd.	22,100	527,681
ANA Holdings, Inc.(a)	62,100	1,353,920
Asahi Group Holdings Ltd.	17,700	606,357
Asahi Kasei Corp.	56,100	390,342
Astellas Pharma, Inc.	243,300	2,658,966
Canon, Inc.	123,600	3,614,661
Central Japan Railway Co.	313,700	7,889,519
Concordia Financial Group Ltd.	25,100	127,253
Dai-ichi Life Holdings, Inc.	87,600	1,994,141
Daiichi Sankyo Co. Ltd.	225,500	7,426,597
Daito Trust Construction Co. Ltd.	14,000	1,660,833
Daiwa House Industry Co. Ltd.	12,900	372,481
Denso Corp.	131,800	2,424,504
Disco Corp.	28,500	9,287,788
DMG Mori Co. Ltd.	116,300	2,692,146
East Japan Railway Co.	9,200	544,286
ENEOS Holdings, Inc.	653,100	2,817,858
Fast Retailing Co. Ltd.	21,300	6,169,542
FUJIFILM Holdings Corp.	3,000	191,090
Fujitsu Ltd.	3,000	468,818
Hikari Tsushin, Inc.	1,600	289,697
Hitachi Ltd.	208,900	17,698,122
Honda Motor Co. Ltd.	73,300	870,992
Hoya Corp.	16,900	2,206,076
Hulic Co. Ltd.	198,800	1,983,617
ITOCHU Corp.	111,600	4,848,012
J Front Retailing Co. Ltd.	72,500	719,882
Japan Exchange Group, Inc.	46,700	1,222,680
Japan Post Bank Co. Ltd.	134,800	1,437,333
Japan Post Holdings Co. Ltd.	603,000	5,819,664
Security	Shares	Value
Japan (continued)
Japan Tobacco, Inc.	588,900	$ 15,297,563
Kakaku.com, Inc.	144,300	1,657,546
Kansai Electric Power Co., Inc. (The)	11,600	148,351
Kao Corp.	206,500	7,813,552
Kobayashi Pharmaceutical Co. Ltd.	2,500	99,736
Koito Manufacturing Co. Ltd.	10,500	133,099
Komatsu Ltd.	154,800	4,493,549
Kyowa Kirin Co. Ltd.	98,600	1,952,601
Makita Corp.	10,100	264,259
Marubeni Corp.	156,100	2,586,889
Mitsubishi Chemical Group Corp.	605,500	3,474,565
Mitsubishi Corp.	481,600	10,330,097
Mitsubishi Estate Co. Ltd.	134,700	2,061,781
Mitsubishi HC Capital, Inc.	74,400	514,091
Mitsubishi UFJ Financial Group, Inc.	1,063,800	10,928,218
Mitsui & Co. Ltd.	303,500	13,330,494
Mitsui Fudosan Co. Ltd.	128,100	3,477,515
Mizuho Financial Group, Inc.	443,400	8,283,641
MS&AD Insurance Group Holdings, Inc.	172,100	8,600,225
Murata Manufacturing Co. Ltd.	489,300	9,860,373
Nidec Corp.	109,800	4,166,771
Nikon Corp.	47,500	470,270
Nintendo Co. Ltd.	138,300	7,728,242
Nippon Express Holdings, Inc.	29,800	1,575,426
Nippon Telegraph & Telephone Corp.	3,235,600	3,935,028
Nissan Motor Co. Ltd.	573,500	2,259,398
Nomura Holdings, Inc.	243,800	1,388,116
Nomura Research Institute Ltd.	95,100	2,672,313
Ono Pharmaceutical Co. Ltd.	110,400	1,828,181
Oracle Corp. Japan	9,700	743,735
Oriental Land Co. Ltd.	180,400	6,465,575
ORIX Corp.	211,600	4,445,831
Otsuka Corp.	41,800	1,838,014
Otsuka Holdings Co. Ltd.	53,700	2,178,959
Pan Pacific International Holdings Corp.	171,900	4,052,464
Panasonic Holdings Corp.	1,143,700	10,812,119
Recruit Holdings Co. Ltd.	478,800	19,312,803
Renesas Electronics Corp.	52,700	870,767
Resona Holdings, Inc.	197,900	1,080,063
SBI Holdings, Inc.	2,000	53,848
SCREEN Holdings Co. Ltd.	25,800	3,239,805
Sega Sammy Holdings, Inc.	168,600	2,116,620
Sekisui House Ltd.	190,200	4,236,836
Shin-Etsu Chemical Co. Ltd.	111,100	4,741,122
Shiseido Co. Ltd.	96,800	2,631,707
Skylark Holdings Co. Ltd.	199,200	2,901,872
SoftBank Corp.	266,700	3,508,031
SoftBank Group Corp.	95,700	5,668,576
Sojitz Corp.	2,600	66,031
Sompo Holdings, Inc.	53,800	3,154,071
Sony Group Corp.	35,400	3,049,646
Sumitomo Corp.	107,600	2,526,011
Sumitomo Electric Industries Ltd.	38,800	576,129
Sumitomo Mitsui Financial Group, Inc.	375,900	20,943,103
Sumitomo Mitsui Trust Holdings, Inc.	60,200	1,219,847
Suntory Beverage & Food Ltd.	5,200	170,754
Suzuki Motor Corp.	2,900	127,659
T&D Holdings, Inc.	46,600	811,046
Tokio Marine Holdings, Inc.	521,900	15,248,175
Tokyo Electron Ltd.	103,100	25,580,028
Tokyo Tatemono Co. Ltd.	4,500	65,275
Toyota Motor Corp.	448,100	10,793,128

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Toyota Tsusho Corp.	17,800	$ 1,153,146
Trend Micro, Inc.	7,400	367,753
Unicharm Corp.	117,200	3,886,719
		392,382,875
Luxembourg — 0.7%
ArcelorMittal SA	409,227	10,674,854
SES SA	9	58
		10,674,912
Macau — 0.1%
Sands China Ltd.(a)	358,000	1,016,485
Netherlands — 6.4%
ABN AMRO Bank NV, CVA(c)	42,715	687,672
Adyen NV(a)(c)	1,520	2,405,003
Aegon Ltd.	355,898	2,139,023
Akzo Nobel NV	451	32,873
Argenx SE(a)	3,433	1,286,742
ASML Holding NV	47,303	44,890,638
Euronext NV(c)	28,778	2,652,202
EXOR NV	2,019	218,085
ING Groep NV	44,876	617,577
Koninklijke Philips NV	122,048	2,458,934
NN Group NV	112,259	5,009,864
Randstad NV	821	45,282
Shell PLC	594,458	18,386,490
Signify NV(c)	95,690	2,571,513
Stellantis NV	245,878	6,432,073
Wolters Kluwer NV, Class C	70,215	11,088,347
		100,922,318
New Zealand — 0.2%
Xero Ltd.(a)	42,078	3,499,569
Norway — 0.2%
DNB Bank ASA	74,010	1,481,956
Equinor ASA	94,303	2,323,511
		3,805,467
Singapore — 1.3%
CapitaLand Integrated Commercial Trust	152,300	222,149
DBS Group Holdings Ltd.	166,700	4,133,374
Jardine Cycle & Carriage Ltd.	78,900	1,495,671
Singapore Airlines Ltd.(b)	791,700	3,810,644
Singapore Telecommunications Ltd.	5,033,900	8,785,735
United Overseas Bank Ltd.	116,800	2,430,446
		20,878,019
Spain — 3.3%
ACS Actividades de Construccion y Servicios SA	14,281	587,279
Amadeus IT Group SA	97,337	5,758,349
Banco Bilbao Vizcaya Argentaria SA	90,870	906,364
Banco Santander SA	4,842,393	20,180,615
Bankinter SA	104,816	667,234
Industria de Diseno Textil SA	420,031	18,686,389
Repsol SA	24,566	390,233
Telefonica SA	1,143,150	4,689,863
		51,866,326
Sweden — 3.6%
Alfa Laval AB	872	32,832
Assa Abloy AB, Class B	591,889	16,895,180
Atlas Copco AB, A Shares	142,450	2,474,662
Atlas Copco AB, B Shares	285,661	4,276,726
Electrolux AB, Class B(a)	62,221	533,192
Elekta AB, B Shares	155,145	1,123,101
Security	Shares	Value
Sweden (continued)
Essity AB, Class B	75,815	$ 1,767,708
H & M Hennes & Mauritz AB, B Shares	21,233	288,324
Hexagon AB, B Shares	835,786	9,804,260
Investor AB, B Shares	481,997	12,126,692
L E Lundbergforetagen AB, B Shares	1,405	76,423
Swedish Orphan Biovitrum AB(a)	3,612	88,711
Telia Co. AB	69,780	166,085
Trelleborg AB, B Shares	179,905	6,539,332
		56,193,228
Switzerland — 9.0%
ABB Ltd., Registered Shares	440,760	20,337,695
Alcon, Inc.	1,197	102,066
Avolta AG, Registered Shares(a)	34,902	1,365,059
Chocoladefabriken Lindt & Spruengli AG, NVS	368	4,503,428
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	5	601,060
Flughafen Zurich AG, Registered Shares	1,197	252,508
Givaudan SA, Registered Shares	971	4,074,258
Holcim AG	77,445	6,321,026
Kuehne + Nagel International AG, Registered Shares	4,639	1,561,886
Logitech International SA, Registered Shares	147,360	13,039,361
Medmix AG(c)	2	34
Nestlé SA, Registered Shares	380,917	39,507,648
Novartis AG, Registered Shares	326,169	32,909,661
Roche Holding AG	6,709	1,854,659
Roche Holding AG, NVS	18,597	4,862,395
Sika AG, Registered Shares	3,950	1,142,405
Sonova Holding AG, Registered Shares	13,094	4,038,806
Temenos AG, Registered Shares	83,646	6,294,847
		142,768,802
United Kingdom — 12.9%
3i Group PLC	36,797	1,149,651
AstraZeneca PLC	165,429	20,852,907
Auto Trader Group PLC(c)	447,556	4,190,835
Aviva PLC	162,634	918,587
BAE Systems PLC	1,135,285	17,820,194
Barclays PLC	2,342,250	4,895,318
BP PLC	2,921,773	16,975,710
British American Tobacco PLC	326,033	9,686,906
British Land Co. PLC (The)	390,196	1,716,892
Bunzl PLC	157,671	6,284,643
Carnival PLC(a)	20,375	290,452
Close Brothers Group PLC	15	66
Direct Line Insurance Group PLC(a)	219,470	560,294
Dunelm Group PLC	24	350
easyJet PLC	279,452	1,925,343
Experian PLC	320,971	13,745,766
GSK PLC	500,919	10,478,454
Halma PLC	46,643	1,358,316
HSBC Holdings PLC	823,430	6,409,398
IG Group Holdings PLC	12,051	106,373
IMI PLC	5,817	127,682
Imperial Brands PLC	82,178	1,770,304
Informa PLC	816,160	8,368,029
Intertek Group PLC	18,522	1,084,171
Johnson Matthey PLC	107,712	2,099,530
Just Eat Takeaway.com NV(a)(b)(c)	145,862	2,408,829
Lloyds Banking Group PLC	311,033	183,906
London Stock Exchange Group PLC	66,026	7,415,597
M&G PLC	53,281	151,480
Marks & Spencer Group PLC	669,821	2,007,626

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Pearson PLC	7,992	$ 97,156
Reckitt Benckiser Group PLC	36,434	2,302,007
RELX PLC	52,465	2,298,182
Rightmove PLC	314,791	2,259,163
Rolls-Royce Holdings PLC(a)	154,965	723,269
Smiths Group PLC	286,892	5,840,956
Spectris PLC	55,636	2,458,763
Standard Chartered PLC	124,021	1,048,594
Tesco PLC	4,275,021	15,078,150
Unilever PLC	276,005	13,478,506
Vodafone Group PLC	14,134,531	12,415,904
Weir Group PLC (The)	4,003	92,849
		203,077,108
United States — 0.2%
CRH PLC	24,566	2,046,110
Ferrovial SE	24,215	909,270
		2,955,380
Total Common Stocks — 97.5% (Cost: $1,296,049,776)		1,540,140,905
Preferred Securities
Preferred Stocks — 0.0%
Germany — 0.0%
Bayerische Motoren Werke AG, Preference Shares	3,227	353,788
Total Preferred Securities — 0.0% (Cost: $289,280)		353,788
Total Long-Term Investments — 97.5% (Cost: $1,296,339,056)		1,540,494,693
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.20%(f)(g)	34,465,469	$ 34,465,469
SL Liquidity Series, LLC, Money Market Series, 5.98%(f)(g)(h)	7,789,848	7,792,964
Total Short-Term Securities — 2.7% (Cost: $42,258,043)		42,258,433
Total Investments — 100.2% (Cost: $1,338,597,099)		1,582,753,126
Liabilities in Excess of Other Assets — (0.2)%		(2,387,760)
Net Assets — 100.0%		$ 1,580,365,366
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $86,070, representing 0.0% of its net assets as of period end, and an original cost of $804,375.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 29, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/29/24	Shares Held at 02/29/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 39,104,394	$ —	$ (4,638,925)(a)	$ —	$ —	$ 34,465,469	34,465,469	$ 1,205,183	$ —
SL Liquidity Series, LLC, Money Market Series	2,613,380	5,178,566(a)	—	821	197	7,792,964	7,789,848	16,167(b)	—
				$ 821	$ 197	$ 42,258,433		$ 1,221,350	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage International Fund
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	270	03/15/24	$ 30,887	$ 555,780
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ 87	$ 84,051,794	$ —	$ 84,051,881
Austria	—	8,961,996	—	8,961,996
Belgium	—	669,244	—	669,244
China	—	6,025,509	—	6,025,509
Denmark	—	72,460,413	—	72,460,413
Finland	—	3,591,119	—	3,591,119
France	—	146,083,933	—	146,083,933
Germany	31,664	143,842,871	—	143,874,535
Hong Kong	—	28,674,631	—	28,674,631
India	—	—	86,070	86,070
Ireland	—	6,536,974	—	6,536,974
Israel	—	5,294,977	—	5,294,977
Italy	6	43,789,128	—	43,789,134
Japan	—	392,382,875	—	392,382,875
Luxembourg	—	10,674,912	—	10,674,912
Macau	—	1,016,485	—	1,016,485
Netherlands	32,873	100,889,445	—	100,922,318
New Zealand	—	3,499,569	—	3,499,569
Norway	—	3,805,467	—	3,805,467
Singapore	—	20,878,019	—	20,878,019
Spain	—	51,866,326	—	51,866,326

Schedule of Investments (unaudited)  (continued)
February 29, 2024
BlackRock Advantage International Fund
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Sweden	$ 121,543	$ 56,071,685	$ —	$ 56,193,228
Switzerland	34	142,768,768	—	142,768,802
United Kingdom	—	203,077,108	—	203,077,108
United States	—	2,955,380	—	2,955,380
Preferred Securities	—	353,788	—	353,788
Short-Term Securities
Money Market Funds	34,465,469	—	—	34,465,469
	$ 34,651,676	$ 1,540,222,416	$ 86,070	1,574,960,162
Investments valued at NAV(a)				7,792,964
				$ 1,582,753,126
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 555,780	$ —	$ —	$ 555,780
(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares